Self Insurance Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Self Insurance Plan
I.	SELF INSURANCE PLAN

The Company has engaged an insurance company to provide administrative services for the Company’s self-funded insurance plan. The Company maintains a reserve for incurred but not reported medical claims. The Company has a stop loss policy with the insurance company which limits the Company’s exposure both in the aggregate and on an individual basis. The Company incurred medical expenses totaling $14.6 million and $10.5 million for the years ended December 31, 2019 and 2018, respectively.

H.	SELF INSURANCE PLAN

The Company has engaged an insurance company to provide administrative services for the Company’s self-funded insurance plan. The Company maintains a reserve for incurred but not reported medical claims. The Company has a stop loss policy with the insurance company which limits the Company’s exposure both in the aggregate and on an individual basis. The Company incurred medical expenses totaling $10.5 million and $8.0 million for the years ended December 31, 2018 and 2017, respectively.